EQUITY - Company Share Repurchase Program (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Jul. 05, 2017	Jun. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
EQUITY
Acquisition of shares in the financial market (in shares)	661	45
Unit issue price	R$ 45.26	R$ 47.31
Acquisition of shares in the financial market	R$ 32
Common shares
EQUITY
Shares to be acquired under repurchase program			583,422	870,781
Preferred shares
EQUITY
Shares to be acquired under repurchase program			37,736,465	41,510,761
Acquisition of shares in the financial market (in shares)	661	45
Unit issue price	R$ 45.26	R$ 47.31
Acquisition of shares in the financial market	R$ 32	R$ 2
Treasury shares
EQUITY
Acquisition of shares in the financial market (in shares)				(706)
Acquisition of shares in the financial market				R$ 32
Treasury shares | Preferred shares
EQUITY
Acquisition of shares in the financial market (in shares)				(706)